Derivative Instruments (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Not Designated as Hedging Instrument	Jun. 30, 2013 Not Designated as Hedging Instrument	Jun. 30, 2014 Not Designated as Hedging Instrument	Jun. 30, 2013 Not Designated as Hedging Instrument	Dec. 31, 2013 Not Designated as Hedging Instrument Gain or loss on derivatives	Dec. 31, 2012 Not Designated as Hedging Instrument Gain or loss on derivatives	Dec. 31, 2011 Not Designated as Hedging Instrument Gain or loss on derivatives
Derivative [Line Items]
Unrealized gain (loss)			$ (1,403)	$ 15,276	$ (10,625)	$ 10,489	$ 6,200	$ (2,300)	$ 0
Realized gain (losses) related to contract settlements	$ 20,953	$ 1,841	$ (9,795)	$ (1,635)	$ (20,953)	$ (1,841)	$ 700	$ 900	$ 600